FINANCIAL RISK MANAGEMENT - Disclosure of Detailed Information About Interest Rate Risks of Transactions (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Disclosure Of Detailed Information About Interest Rate Risks Of Transactions [Line Items]
Total borrowing, financing, and debentures - in local currency	R$ (6,914,117)
Operations in foreign currency with derivatives related to CDI	(5,802,715) [1]
Short-term investments	2,636,599
Net exposure	R$ (10,080,233)

[1]	Refers to transactions involving derivatives related to CDI to hedge the borrowing, financing and debentures arrangements raised in foreign currency in Brazil.